UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21502
RMR HOSPITALITY AND REAL ESTATE FUND
(Exact name of registrant as specified in charter)
400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Hospitality and Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and Address of Agent for Service of Process)

Copy to:

Thomas Perugini State Street Bank and Trust Company One Federal Street, 8th Floor Boston, Massachusetts 02110

Thomas Reyes, Esq. State Street Bank and Trust Company One Federal Street, 9th Floor Boston, Massachusetts 02110

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1.  Schedule of Investments.

RMR Hospitality and Real Estate Fund

Portfolio of Investments - September 30, 2004 (unaudited)

Company	Shares	Value
Common Stocks—70.7%
Apartments—8.5%
Apartment Investment & Management Co.*	10,000	$347,800
BNP Residential Properties, Inc.*	16,000	218,880
Cornerstone Realty Income Trust, Inc.*	55,000	536,800
Gables Residential Trust*	65,000	2,219,750
Home Properties, Inc.*	9,900	391,644
Town & Country Trust*	20,000	509,000
United Dominion Realty Trust, Inc.*	15,000	297,450
		4,521,324
Diversified—15.9%
Bedford Property Investors, Inc.*	45,300	1,374,402
Colonial Properties Trust*	59,000	2,372,980
Commercial Net Lease Realty*	73,400	1,337,348
Crescent Real Estate Equities Co.*	95,000	1,495,300
Lexington Corporate Properties Trust*	87,000	1,888,770
		8,468,800
Health Care—8.9%
Healthcare Realty Trust, Inc.*	21,000	819,840
Health Care REIT, Inc.*	47,000	1,654,400
Nationwide Health Properties, Inc.*	91,000	1,888,250
Windrose Medical Properties Trust*	30,100	390,999
		4,753,489
Hospitality—0.5%
Ashford Hospitality Trust*	28,300	266,020
Industrial—5.1%
First Industrial Realty Trust, Inc.*	67,000	2,472,300
ProLogis*	7,000	246,680
		2,718,980
Office—16.9%
Brandywine Realty Trust*	32,000	911,360
Equity Office Properties Trust*	131,900	3,594,275
Glenborough Realty Trust, Inc.*	75,000	1,557,750
Highwoods Properties, Inc.*	75,000	1,845,750
Reckson Associates Realty Corp.*	38,000	1,092,500
		9,001,635
Retail—8.2%
Heritage Property Investment Trust*	73,900	2,155,663
Kramont Realty Trust*	46,500	864,900
New Plan Excel Realty Trust*	53,000	1,325,000
		4,345,563
Specialty—5.4%
Getty Realty Corp.*	30,000	786,600
U.S. Restaurant Properties, Inc.*	124,700	2,106,183
		2,892,783
Storage—1.3%
Sovran Self Storage, Inc.*	18,100	709,158
Total Common Stocks (Cost $34,301,521)		37,677,752
Preferred Stocks—32.6%
Apartments—3.0%
Apartment Investment & Management Co., Series R*	38,000	1,013,460
Apartment Investment & Management Co., Series U*	24,000	581,040
		1,594,500

See notes to portfolio of investments.

Company	Shares or Principal Amount	Value
Preferred Stocks—continued
Health Care—3.8%
Health Care REIT, Inc., Series F*	40,000	$990,000
LTC Properties, Inc., Series F*	40,000	1,016,800
		2,006,800
Hospitality—14.7%
Ashford Hospitality Trust*	46,000	1,168,860
Boykin Lodging Co., Series A*	70,000	1,967,000
Host Marriott Corp., Series E*	60,000	1,653,600
Innkeepers USA Trust, Series C*	27,000	683,100
Winston Hotels, Inc., Series B*	95,000	2,365,500
		7,838,060
Manufactured Homes—0.4%
Affordable Residential Communities, Series A*	9,600	244,896
Office—10.7%
Alexandria Real Estate Equities, Inc., Series C*	120,000	3,150,000
Bedford Property Investors, Inc., Series B*	30,000	765,000
SL Green Realty Corp.*	70,000	1,785,000
		5,700,000
Total Preferred Stocks (Cost $16,735,029)		17,384,256
Debt Securities—26.3%
Hospitality—26.3%
American Real Estate Partners 8.125%, 06/01/2012**	$2,000,000	2,105,000
Felcor Lodging LP 9.00%, 06/01/2011*	3,200,000	3,520,000
Host Marriott LP 7.125%, 11/01/2013*	1,650,000	1,732,500
ITT Corp. 7.75%, 11/15/2025	3,275,000	3,356,875
MeriStar Hospitality Corp. 9.125%, 01/15/2011*	1,000,000	1,047,500
MeriStar Hospitality Corp. 10.50%, 06/15/2009*	2,050,000	2,244,750
		14,006,625
Total Debt Securities (Cost $13,310,256)		14,006,625
Short-Term Investment—0.8%
Other Investment Companies—0.8%
SSgA Money Market Fund, 0.8%*** (Cost $454,389)	454,389	454,389
Total Investments—130.4% (Cost $64,801,195)†		69,523,022
Other assets less liabilities—1.5%		778,010
Preferred Shares, at liquidation preference—(31.9)%		(17,000,000)
Net Assets applicable to common shareholders—100%		$53,301,032

Notes to Portfolio of Investments

*                 Real Estate Investment Trust

**          Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of this security amounted to $2,105,000 or 3.9% of net assets.

***   Rate reflects 7 day yield as of September 30, 2004.

†                  The cost of investments for federal income tax purposes is substantially the same as the cost for financial reporting purposes.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR HOSPITALITY AND REAL ESTATE FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 18, 2004

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 18, 2004